PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	¥ 5,810,938		¥ 2,161,622
Prepaid expenses	80,913	¥ 66,894	64,843
Other current assets	148,603		110,526
Total current assets	7,084,709		3,037,396
Restricted cash	128,025		123,039
Other non-current assets	289,410		212,944
Total assets	31,492,531		20,885,243
Current liabilities
Accounts payable	1,675,966	1,504,156	1,508,020
Accrued expenses and other payables	817,883	¥ 463,479	476,564
Total current liabilities	3,999,514		3,507,879
Long-term borrowings	8,028,473		5,203,708
Convertible bonds payable	2,049,654		2,004,714
Other long-term liabilities	345,537		340,812
Total liabilities	20,136,969		15,363,318
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2019; Redemption value of RMB1,061,981 as of December 31, 2019; Liquidation value of RMB1,537,636 as of December 31, 2019)	1,061,981
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 939,479,307 and 1,148,842,379 Class A ordinary shares issued and outstanding as of December 31, 2018 and 2019, respectively; 67,590,336 and 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2018 and 2019, respectively)	412		341
Additional paid-in capital	12,403,043		7,275,945
Accumulated other comprehensive loss	(52,684)		(139,254)
Accumulated deficit	(2,057,190)		(1,615,107)
Total shareholders' equity	10,293,581		5,521,925	¥ 4,475,512	¥ 2,986,474
Total liabilities, redeemable preferred shares and shareholders' equity	31,492,531		20,885,243
Parent Company | Reportable Legal Entities
Current assets
Cash	2,560,388		801,701
Prepaid expenses	7,048		6,716
Other current assets	21,537		17,940
Total current assets	2,588,973		826,357
Restricted cash	27,225		15,787
Investment and loans to subsidiaries	11,539,590		7,118,336
Other non-current assets	4,954
Total assets	14,160,742		7,960,480
Current liabilities
Accounts payable	7,168		166
Accrued expenses and other payables	49,546		34,442
Due to subsidiaries	928		913
Total current liabilities	57,642		35,521
Long-term borrowings	681,235		388,832
Convertible bonds payable	2,049,654		2,004,714
Other long-term liabilities	16,649		9,488
Total liabilities	2,805,180		2,438,555
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2019; Redemption value of RMB1,061,981 as of December 31, 2019; Liquidation value of RMB1,537,636 as of December 31, 2019)	1,061,981
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 939,479,307 and 1,148,842,379 Class A ordinary shares issued and outstanding as of December 31, 2018 and 2019, respectively; 67,590,336 and 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2018 and 2019, respectively)	412		341
Additional paid-in capital	12,403,043		7,275,945
Accumulated other comprehensive loss	(52,684)		(139,254)
Accumulated deficit	(2,057,190)		(1,615,107)
Total shareholders' equity	10,293,581		5,521,925
Total liabilities, redeemable preferred shares and shareholders' equity	¥ 14,160,742		¥ 7,960,480